Stock-Based Compensation Plans (Schedule Of Total Stock Option And Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Plans [Abstract]
Stock Options, Number of Options, Outstanding at January 1, 2011	2,586,646
Stock Options, Number of Options, Granted	513,100	515,100	508,600
Stock Options, Number of Options, Exercised/Vested	(433,321)
Stock Options, Number of Options, Canceled/Forfeited	(27,902)
Stock Options, Number of Options, Outstanding at December 31, 2011	2,638,523	2,586,646
Stock Options, Number of Options, Vested and Expected to Vest at December 31, 2011	2,630,500
Stock Options, Number of Options, Exercisable at December 31, 2011	1,630,660
Stock Options, Weighted Average Exercise Price, Outstanding at January 1, 2011	$ 47.19
Stock Options, Weighted Average Exercise Price, Granted	$ 65.17
Stock Options, Weighted Average Exercise Price, Exercised/Vested	$ 36.22
Stock Options, Weighted Average Exercise Price, Canceled/Forfeited	$ 51.99
Stock Options, Weighted Average Exercise Price, Outstanding at December 31, 2011	$ 52.44	$ 47.19
Stock Options, Weighted Average Exercise Price, Vested and Expected to Vest at December 31, 2011	$ 52.45
Stock Options, Weighted Average Exercise Price, Exercisable at December 31, 2011	$ 49.22
Stock Options, Weighted Average Remaining Contractual Life (Years), Outstanding at December 31, 2011	6.6
Stock Options, Weighted Average Remaining Contractual Life (Years), Vested and Expected to Vest at December 31, 2011	6.6
Stock Options, Weighted Average Remaining Contractual Life (Years), Exercisable at December 31, 2011	5.5
Stock Options, Aggregate Intrinsic Value, Outstanding at December 31, 2011	$ 12,748
Stock Options, Aggregate Intrinsic Value, Vested and Expected to Vest at December 31, 2011	12,724
Stock Options, Aggregate Intrinsic Value, Exercisable at December 31, 2011	$ 11,506
Stock Awards, Number of Shares, Outstanding at January 1, 2011	151,620
Stock Awards, Number of Shares, Granted	125,741
Stock Awards, Number of Shares, Exercised/Vested	(58,238)
Stock Awards, Number of Shares, Canceled/Forfeited	(4,000)
Stock Awards, Number of Shares, Outstanding at December 31, 2011	215,123	151,620
Stock Awards, Weighted Average Grant-Date Price, Outstanding at January 1, 2011	$ 48.00
Stock Awards, Weighted Average Grant-Date Price, Granted	$ 64.74	$ 57.13	$ 44.54
Stock Awards, Weighted Average Grant-Date Price, Exercised/Vested	$ 57.61
Stock Awards, Weighted Average Grant-Date Price, Canceled/Forfeited	$ 44.02
Stock Awards, Weighted Average Grant-Date Price, Outstanding at December 31, 2011	$ 55.25	$ 48.00